OMB APPROVAL
OMB Number:	3235-0578
Expires:	March 31, 2019
Estimated average burden
hours per response	10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08748

Wanger Advisors Trust

(Exact name of registrant as specified in charter)

227 W. Monroe Street, Suite 3000, Chicago, IL	60606
(Address of principal executive offices)	(Zip code)

Mary C. Moynihan

Perkins Coie LLP

700 13th Street, NW

Suite 600

Washington, DC 20005

Paul B. Goucher, Esq.

Columbia Management Investment Advisers, LLC

100 Park Avenue

New York, New York 10017

P. Zachary Egan

Columbia Acorn Trust

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-634-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Wanger USA, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.4%
Issuer	Shares	Value ($)
Consumer Discretionary 21.1%
Auto Components 5.4%
Cooper-Standard Holding, Inc.(a) Sealing, fuel and brake delivery, fluid transfer systems, anti-vibration systems components, subsystems, and modules	32,224	3,737,017
Dorman Products, Inc.(a) Automotive products and home hardware	145,451	10,417,200
LCI Industries Recreational vehicles and equipment	166,322	19,268,404
Tenneco, Inc. Emission control and ride control products and systems	62,252	3,776,829
Total		37,199,450
Distributors 0.5%
Pool Corp. Wholesale distributor of swimming pool supplies, equipment and leisure products	32,573	3,523,421
Diversified Consumer Services 2.1%
Adtalem Global Education, Inc. Higher education institutions	148,918	5,338,710
Bright Horizons Family Solutions, Inc.(a) Child care and early education services	64,228	5,537,096
Laureate Education, Inc., Class A(a) Provides educational services	251,232	3,655,426
Total		14,531,232
Hotels, Restaurants & Leisure 6.0%
Dave & Buster’s Entertainment, Inc.(a) Venues that combine dining and entertainment for adults and families	105,000	5,510,400
Extended Stay America, Inc. Hotels and motels	533,414	10,668,280
Papa John’s International, Inc. Pizza delivery and carry-out restaurants	111,908	8,177,118
Texas Roadhouse, Inc. Moderately priced, full service restaurant chain	247,778	12,175,811
Wingstop, Inc.(b) Cooked-to-order chicken wings	154,968	5,152,686
Total		41,684,295
Household Durables 1.5%
Cavco Industries, Inc.(a) Designs and manufactures systems-built structures	39,532	5,832,946
iRobot Corp.(a) Manufactures robots for cleaning	57,077	4,398,354
Total		10,231,300
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 0.6%
Wayfair, Inc., Class A(a) Retails household goods online	65,972	4,446,513
Leisure Products 1.3%
Brunswick Corp. Consumer products serving the outdoor and indoor active recreation markets	162,140	9,074,976
Specialty Retail 3.7%
Camping World Holdings, Inc., Class A Recreational vehicles and accessories	302,817	12,336,765
Five Below, Inc.(a) Specialty value retailer	198,918	10,916,620
Monro, Inc. Automotive undercar repair and tire services	46,030	2,579,981
Total		25,833,366
Total Consumer Discretionary		146,524,553
Consumer Staples 1.8%
Beverages 0.6%
MGP Ingredients, Inc.(b) Distillery ingredients and products	69,800	4,231,974
Food Products 0.5%
Hostess Brands, Inc.(a) Packaged baked sweet goods	246,000	3,360,360
Household Products 0.7%
WD-40 Co. Multi-purpose lubricant products and heavy-duty hand cleaners	45,373	5,077,239
Total Consumer Staples		12,669,573
Energy 1.7%
Energy Equipment & Services 1.2%
Core Laboratories NV(b) Reservoir description, production enhancement, and reservoir management services	44,351	4,377,444
Oceaneering International, Inc. Services and products for the offshore oil and gas industry	155,574	4,086,929
Total		8,464,373
Oil, Gas & Consumable Fuels 0.5%
PDC Energy, Inc.(a) Petroleum products	74,896	3,672,151
Total Energy		12,136,524

Wanger USA | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Wanger USA, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 10.3%
Banks 5.5%
First Busey Corp. Multi-bank holding company	276,989	8,686,375
Great Southern Bancorp, Inc. Real estate, commercial real estate, commercial business, consumer, and construction loans	86,651	4,822,128
Lakeland Financial Corp. Bank holding company	163,974	7,988,813
LegacyTexas Financial Group, Inc. Bank holding company	176,644	7,051,629
Sandy Spring Bancorp, Inc. Holding company for Sandy Spring Bank	105,046	4,353,106
Trico Bancshares Holding company for Tri Counties Bank	131,732	5,368,079
Total		38,270,130
Capital Markets 2.8%
Hamilton Lane, Inc., Class A Private market investment solutions	218,435	5,864,980
Houlihan Lokey, Inc. Investment bank	172,345	6,743,860
OM Asset Management PLC Domestic and international equities, fixed income, and alternative investments	473,970	7,071,632
Total		19,680,472
Consumer Finance 1.2%
FirstCash, Inc. Owns and operates pawn stores	130,908	8,266,840
Thrifts & Mortgage Finance 0.8%
OceanFirst Financial Corp. New Jersey banks	201,630	5,542,809
Total Financials		71,760,251
Health Care 24.0%
Biotechnology 7.9%
Agios Pharmaceuticals, Inc.(a),(b) Therapeutics in the field of cancer metabolism	166,513	11,114,743
Celldex Therapeutics, Inc.(a) Uses applications of immunology to prevent and treat diseases	1,308,889	3,743,422
Clovis Oncology, Inc.(a) Pre-commercial Biotech Company	68,800	5,669,120
Exact Sciences Corp.(a) Developing and commercializing a test for the early detection and prevention of colorectal cancer	137,259	6,467,644
Common Stocks (continued)
Issuer	Shares	Value ($)
Genomic Health, Inc.(a) Development and commercialization of genomic-based clinical diagnostic tests for cancer	133,904	4,296,979
Intercept Pharmaceuticals, Inc.(a),(b) biopharmaceutical products	56,547	3,281,988
Ligand Pharmaceuticals, Inc.(a) Drugs that regulate hormone activated intracellular receptors	59,942	8,161,103
Loxo Oncology, Inc.(a),(b) Researches and develops cancer drugs	71,522	6,588,607
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	101,977	5,431,295
Total		54,754,901
Health Care Equipment & Supplies 7.4%
Anika Therapeutics, Inc.(a) Integrated orthopedic medicines company	97,586	5,659,988
Atrion Corp. Medical products and components	11,283	7,582,176
Haemonetics Corp.(a) Automated blood processing systems	148,536	6,664,810
iRhythm Technologies, Inc.(a) Medical instruments	211,112	10,952,491
LeMaitre Vascular, Inc. Medical devices for vascular surgeons and interventionists	116,400	4,355,688
Masimo Corp.(a) Medical signal processing and sensor technology for non-invasive monitoring of physiological parameters	88,134	7,628,879
Natus Medical, Inc.(a) Medical device company that develops, manufactures, and markets screening products	119,950	4,498,125
OraSure Technologies, Inc.(a) Medical devices and diagnostic products	179,334	4,035,015
Total		51,377,172
Health Care Providers & Services 4.5%
AMN Healthcare Services, Inc.(a) Temporary healthcare staffing	215,836	9,863,705
HealthEquity, Inc.(a) Technology-enabled services platforms for consumers to make healthcare saving and spending decisions	109,233	5,525,005
HealthSouth Corp. Inpatient rehabilitative healthcare services	266,644	12,358,950
Tivity Health, Inc.(a) Health fitness solutions	88,000	3,590,400
Total		31,338,060

2	Wanger USA | Quarterly Report 2017

Portfolio of Investments   (continued)
Wanger USA, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 1.7%
Evolent Health, Inc., Class A(a) Purpose-built platform enables providers to migrate their payment models	271,354	4,830,101
Medidata Solutions, Inc.(a) Hosted clinical development solutions	83,726	6,535,652
Total		11,365,753
Life Sciences Tools & Services 2.5%
Bio-Techne Corp. Biotechnology products and clinical diagnostic controls	57,287	6,925,425
Cambrex Corp.(a) Products, services, and technologies for the Life Sciences and fine chemicals industry	187,809	10,329,495
Total		17,254,920
Total Health Care		166,090,806
Industrials 15.4%
Aerospace & Defense 0.6%
HEICO Corp., Class A Aerospace products and services	54,104	4,122,725
Commercial Services & Supplies 6.0%
Brink’s Co. (The) Provides security services globally	123,579	10,411,531
Copart, Inc.(a) Services to process and sell salvage vehicles through auctions	203,862	7,006,737
Deluxe Corp. Check printing and related business services	61,012	4,451,435
Healthcare Services Group, Inc. Housekeeping, laundry, linen, facility maintenance, and food services	99,913	5,392,305
Knoll, Inc. Branded office furniture products and textiles	190,467	3,809,340
Unifirst Corp. Workplace uniforms and protective clothing	68,841	10,429,411
Total		41,500,759
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 5.7%
Barnes Group, Inc. International industrial and aerospace manufacturer and service provider	178,265	12,556,987
ESCO Technologies, Inc. Engineered products and solutions	77,318	4,635,214
Nordson Corp. Systems that apply adhesives, sealants, and coatings to products during manufacturing	29,894	3,542,439
Oshkosh Corp. Fire and emergency apparatuses and specialty commercial, and military trucks	57,786	4,769,656
REV Group, Inc. Specialty vehicles and related aftermarket parts and services	167,356	4,813,159
Toro Co. (The) Turf equipment	154,217	9,570,707
Total		39,888,162
Professional Services 1.7%
ICF International, Inc.(a) Management, technology, policy consulting, and implementation services	122,431	6,605,152
Wageworks, Inc.(a) Tax-advantaged programs for consumer-directed health, commuter, and other employee spending account benefits	81,995	4,977,097
Total		11,582,249
Trading Companies & Distributors 1.4%
SiteOne Landscape Supply, Inc.(a) Landscape supplies	87,789	5,100,541
Watsco, Inc. Air conditioning, heating, and refrigeration equipment	28,081	4,523,006
Total		9,623,547
Total Industrials		106,717,442
Information Technology 21.3%
Electronic Equipment, Instruments & Components 0.6%
II-VI, Inc.(a) Optical and optoelectronic devices	101,500	4,176,725

Wanger USA | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Wanger USA, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 7.7%
Alteryx, Inc., Class A(a),(b) Data storage, retrieval, management, reporting, and analytics solutions	346,510	7,058,409
Apptio, Inc., Class A(a) Cloud-based business management solutions	234,067	4,323,218
j2 Global, Inc. Cloud-based communications and storage messaging services	81,380	6,012,354
LogMeIn, Inc. Remote connectivity services	56,389	6,205,609
Mimecast Ltd.(a) Cloud security and risk management services for corporate information and email	264,388	7,513,907
MINDBODY, Inc., Class A(a) Business management software	281,494	7,276,620
Nutanix, Inc., Class A(a),(b) Enterprise cloud platforms	173,716	3,889,501
Q2 Holdings, Inc.(a) Secure, cloud-based virtual banking solutions	173,566	7,229,024
SPS Commerce, Inc.(a) On-demand supply chain management solutions through an online hosted software suite	68,335	3,875,278
Total		53,383,920
IT Services 4.0%
CoreLogic, Inc.(a) Consumer, financial and property information, analytics and services to business and government	70,683	3,266,968
Euronet Worldwide, Inc.(a) Electronic financial transaction solutions	83,126	7,879,514
MAXIMUS, Inc. Program management and consulting services to state and local governments	109,031	7,032,499
WNS Holdings Ltd., ADR(a) Business process outsourcing services	251,798	9,190,627
Total		27,369,608
Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc.(a) Engineered precision power conversion, measurement and control solutions	2,452	198,024
Ambarella, Inc.(a),(b) High definition video compression and image processing semiconductors	110,394	5,410,410
Cabot Microelectronics Corp. slurries used in chemical mechanical planarization	56,700	4,532,031
Inphi Corp.(a) Analog semiconductor solutions	1,550	61,519
Common Stocks (continued)
Issuer	Shares	Value ($)
Monolithic Power Systems, Inc. Power management solutions	86,932	9,262,605
Semtech Corp.(a) Analog and mixed-signal semiconductors	94,850	3,561,617
Total		23,026,206
Software 5.7%
Aspen Technology, Inc.(a) Process optimization software, products and services	140,991	8,855,645
Blackline, Inc.(a) Develops and markets enterprise software	159,171	5,430,915
CyberArk Software Ltd.(a),(b) IT security solutions	88,728	3,637,848
Guidewire Software, Inc.(a) Enterprise software for the property and casualty insurance industry	59,433	4,627,453
Manhattan Associates, Inc.(a) Information technology solutions for distribution centers	83,462	3,469,515
Qualys, Inc.(a) Information technology security risk and compliance management solutions	257,711	13,349,430
Total		39,370,806
Total Information Technology		147,327,265
Materials 1.1%
Chemicals 1.1%
Orion Engineered Carbons SA Global supplier of Carbon Black	157,500	3,535,875
Scotts Miracle-Gro Co. (The), Class A Lawn and garden products	40,251	3,918,032
Total		7,453,907
Total Materials		7,453,907
Real Estate 1.7%
Equity Real Estate Investment Trusts (REITS) 1.3%
CoreCivic, Inc. Detention and corrections services	168,991	4,523,889
UMH Properties, Inc. Real estate investment trust	259,808	4,040,015
Total		8,563,904

4	Wanger USA | Quarterly Report 2017

Portfolio of Investments   (continued)
Wanger USA, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.4%
Colliers International Group, Inc. Commercial real estate, residential property management and property services	58,933	2,928,970
Total Real Estate		11,492,874
Total Common Stocks (Cost: $511,340,255)		682,173,195

Securities Lending Collateral 2.5%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 0.920%(c),(d)	17,366,246	17,366,246
Total Securities Lending Collateral (Cost: $17,366,246)		17,366,246

Money Market Funds 1.1%
	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.820%(c)	7,653,760	7,653,760
Total Money Market Funds (Cost: $7,653,760)		7,653,760
Total Investments (Cost $536,360,261)		707,193,201
Obligation to Return Collateral for Securities Loaned		(17,366,246)
Other Assets & Liabilities, Net		3,409,106
Net Assets		$693,236,061

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2017. The total market value of securities on loan at September 30, 2017 was $16,981,532.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(d)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Wanger Advisors Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that
Wanger USA | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Wanger USA, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	146,524,553	—	—	146,524,553
Consumer Staples	12,669,573	—	—	12,669,573
Energy	12,136,524	—	—	12,136,524
Financials	71,760,251	—	—	71,760,251
Health Care	166,090,806	—	—	166,090,806
Industrials	106,717,442	—	—	106,717,442
Information Technology	147,327,265	—	—	147,327,265
Materials	7,453,907	—	—	7,453,907
Real Estate	11,492,874	—	—	11,492,874
Total Common Stocks	682,173,195	—	—	682,173,195
Securities Lending Collateral	17,366,246	—	—	17,366,246
Money Market Funds	7,653,760	—	—	7,653,760
Total Investments	707,193,201	—	—	707,193,201
There were no transfers of financial assets between levels during the period.
6	Wanger USA | Quarterly Report 2017

Portfolio of Investments
Wanger Select, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.5%
Issuer	Shares	Value ($)
Consumer Discretionary 19.6%
Auto Components 4.9%
LCI Industries Recreational vehicles and equipment	57,126	6,618,047
Distributors 4.1%
LKQ Corp.(a) Automotive products and services	151,661	5,458,279
Hotels, Restaurants & Leisure 7.9%
Papa John’s International, Inc. Pizza delivery and carry-out restaurants	53,786	3,930,143
Vail Resorts, Inc. Operates resorts globally	28,976	6,610,005
Total		10,540,148
Media 2.7%
Liberty Global PLC, Class A(a) Broadband, distribution, and content companies	105,426	3,574,996
Total Consumer Discretionary		26,191,470
Financials 13.4%
Banks 4.7%
SVB Financial Group(a) Holding company for Silicon Valley Bank	33,428	6,254,044
Capital Markets 6.0%
Eaton Vance Corp. Creates, markets, and manages mutual funds	99,349	4,904,860
Lazard Ltd., Class A Corporate Advisory & Asset Management	67,936	3,072,066
Total		7,976,926
Consumer Finance 2.7%
FirstCash, Inc. Owns and operates pawn stores	56,644	3,577,069
Total Financials		17,808,039
Health Care 18.2%
Biotechnology 0.6%
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	14,776	786,970
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 12.5%
Align Technology, Inc.(a) Designs, manufactures, and markets the Invisalign System	38,698	7,208,276
LivaNova PLC(a) Medical technology focusing on neuromodulation, cardiac surgery and rhythm management	65,993	4,623,470
Natus Medical, Inc.(a) Medical device company that develops, manufactures, and markets screening products	130,628	4,898,550
Total		16,730,296
Health Care Providers & Services 5.1%
HealthSouth Corp. Inpatient rehabilitative healthcare services	145,577	6,747,494
Total Health Care		24,264,760
Industrials 25.7%
Machinery 17.9%
Middleby Corp. (The)(a) Equipment for use in cooking and preparing food	45,317	5,808,280
Nordson Corp. Systems that apply adhesives, sealants, and coatings to products during manufacturing	23,577	2,793,874
Oshkosh Corp. Fire and emergency apparatuses and specialty commercial, and military trucks	73,232	6,044,569
Snap-On, Inc. Tool and equipment solutions	36,397	5,423,517
Wabtec Corp.(b) Technology products and services for the rail industry	51,017	3,864,538
Total		23,934,778
Road & Rail 7.8%
AMERCO Rental of trucks, trailers, and self storage space, as well as property and casualty and life insurance products	12,910	4,839,959
JB Hunt Transport Services, Inc. Logistics services	50,261	5,582,992
Total		10,422,951
Total Industrials		34,357,729

Wanger Select | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Wanger Select, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 14.5%
Internet Software & Services 11.3%
GoDaddy, Inc., Class A(a) Cloud-based web platform for small businesses, web design professionals and individuals	132,637	5,771,036
SPS Commerce, Inc.(a) On-demand supply chain management solutions through an online hosted software suite	67,747	3,841,932
VeriSign, Inc.(a) Domain names and Internet security services	51,715	5,501,959
Total		15,114,927
Software 3.2%
ANSYS, Inc.(a) Software solutions for design analysis and optimization	34,904	4,283,768
Total Information Technology		19,398,695
Materials 3.3%
Chemicals 3.3%
Celanese Corp., Class A Global integrated producer of chemicals and advanced materials	42,395	4,420,527
Total Materials		4,420,527
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITS) 2.8%
Education Realty Trust, Inc. Self-managed and self-advised real estate investment trust	105,332	3,784,579
Total Real Estate		3,784,579
Total Common Stocks (Cost: $100,215,434)		130,225,799

Securities Lending Collateral 2.2%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 0.920%(c),(d)	2,965,383	2,965,383
Total Securities Lending Collateral (Cost: $2,965,383)		2,965,383

Money Market Funds 2.5%

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.920%(c)	3,246,787	3,246,787
Total Money Market Funds (Cost: $3,246,787)		3,246,787
Total Investments (Cost $106,427,604)		136,437,969
Obligation to Return Collateral for Securities Loaned		(2,965,383)
Other Assets & Liabilities, Net		82,367
Net Assets		$133,554,953

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2017. The total market value of securities on loan at September 30, 2017 was $2,898,422.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(d)	Investment made with cash collateral received from securities lending activity.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
2	Wanger Select | Quarterly Report 2017

Portfolio of Investments   (continued)
Wanger Select, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Wanger Advisors Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	26,191,470	—	—	26,191,470
Financials	17,808,039	—	—	17,808,039
Health Care	24,264,760	—	—	24,264,760
Industrials	34,357,729	—	—	34,357,729
Information Technology	19,398,695	—	—	19,398,695
Materials	4,420,527	—	—	4,420,527
Real Estate	3,784,579	—	—	3,784,579
Total Common Stocks	130,225,799	—	—	130,225,799
Securities Lending Collateral	2,965,383	—	—	2,965,383
Money Market Funds	3,246,787	—	—	3,246,787
Total Investments	136,437,969	—	—	136,437,969
There were no transfers of financial assets between levels during the period.
Wanger Select | Quarterly Report 2017	3

Portfolio of Investments
Wanger International, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.8%
Issuer	Shares	Value ($)
Australia 1.0%
Domino’s Pizza Enterprises Ltd.(a) Pizza delivery stores	153,278	5,522,319
Belgium 1.0%
Melexis NV Advanced integrated semiconductors, sensor ICs, and programmable sensor IC systems	56,664	5,478,244
Brazil 0.7%
Odontoprev SA Dental benefits company	821,300	3,967,570
Cambodia 0.9%
NagaCorp Ltd. Leisure and tourism company	8,630,000	5,248,259
Canada 4.2%
AG Growth International, Inc. Manufacturer of Augers & Grain Handling Equipment	147,924	6,312,926
Boardwalk Real Estate Investment Trust(a) Real estate company	112,720	3,433,770
CAE, Inc. Training solutions based on simulation technology and integrated training services	305,038	5,336,790
ShawCor Ltd. Energy services company	124,204	2,748,365
Uni-Select, Inc. Wholesale distribution of automotive replacement parts, equipment, tools, and accessories	138,205	2,986,180
Vermilion Energy, Inc. Oil and natural gas	51,003	1,812,850
Winpak Ltd. Packaging materials and machines for the protection of perishables	18,834	774,945
Total		23,405,826
Cayman Islands 1.9%
Netshoes Cayman Ltd.(b) Online sports goods and apparel	246,725	3,244,434
Parade Technologies Ltd. Fabless semiconductor company	144,000	2,294,390
RYB Education, Inc., ADR(b) Operates kindergarten and pre-schools	11,843	337,525
Silicon Motion Technology Corp., ADR(a) Semiconductor products	96,571	4,638,305
Xiabuxiabu Catering Management China Holdings Co., Ltd. Chain of restaurants in China	333,000	402,843
Total		10,917,497
Common Stocks (continued)
Issuer	Shares	Value ($)
China 1.8%
51job, Inc., ADR(b) Integrated human resource services	95,033	5,759,950
China Medical System Holdings Ltd. Pharmaceutical and medical products	2,455,000	4,299,310
Total		10,059,260
Denmark 1.7%
SimCorp AS Global provider of highly specialised software for the investment management industry	157,112	9,594,531
Finland 0.7%
Munksjo OYJ Industrial paper	175,045	3,632,914
Tikkurila OYJ Manufactures paint	25,725	468,531
Total		4,101,445
France 1.3%
Akka Technologies High-technology engineering consulting services	58,572	3,416,316
Elior Group SA Provides catering, cleaning, and facility management services	138,519	3,667,231
Total		7,083,547
Germany 8.9%
AURELIUS Equity Opportunities SE & Co. KGaA(a) Loans to distressed companies	155,928	10,253,971
CTS Eventim AG & Co. KGaA Online ticket sales	77,974	3,403,377
Deutsche Beteiligungs AG Private equity company, investing in domestic medium-sized companies	179,685	9,664,948
Nemetschek SE Standard software for designing, constructing and managing buildings and real estate	108,543	8,822,298
Norma Group SE Plastic and metal-based components and systems in connecting technology	98,925	6,505,401
Stroeer SE & Co. KGaA Digital multi-channel media company	135,860	8,886,109
Vapiano SE(b) Chain of restaurants	105,000	2,854,289
Total		50,390,393
Hong Kong 1.1%
Vitasoy International Holdings Ltd. Food and beverages	2,746,000	6,125,686

Wanger International | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Wanger International, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
India 3.8%
Amara Raja Batteries Ltd. Industrial and automotive batteries	303,763	3,301,151
Care Ratings Ltd. Credit rating services	129,311	2,700,606
GRUH Finance Ltd. Provides a range of home loans as well as insurance products	728,016	5,486,859
TVS Motor Co., Ltd. Motorcycles, mopeds and scooters	644,444	6,494,593
United Breweries Ltd. Alcoholic beverages	256,464	3,228,422
Total		21,211,631
Indonesia 1.5%
PT Link Net Tbk High-speed internet connection through fiber optic lines	7,899,300	3,035,034
PT Media Nusantara Citra Tbk Integrated media company in Southeast Asia	24,807,600	2,431,215
PT Tower Bersama Infrastructure Tbk Telecommunication infrastructure services to Indonesian wireless carriers	6,326,000	3,089,171
Total		8,555,420
Ireland 0.7%
UDG Healthcare PLC Commercialisation solutions for health care companies	324,583	3,694,824
Italy 3.0%
Brembo SpA Braking systems and components	621,477	10,518,382
Industria Macchine Automatiche SpA Packaging machinery for the food, pharmaceuticals, and cosmetics industries	65,744	6,243,425
Total		16,761,807
Japan 20.0%
Aeon Credit Service Co., Ltd. Credit card company	209,700	4,386,886
Aeon Mall Co., Ltd. Large-scale shopping malls	444,000	7,903,809
Aica Kogyo Co., Ltd. Manufactures adhesives, melamine boards, and housing materials	146,000	4,908,312
Asahi Intecc Co., Ltd. Manufactures medical tools and stainless wire rope	101,800	5,310,213
Common Stocks (continued)
Issuer	Shares	Value ($)
CyberAgent, Inc. Operates websites, internet advertising agency and creates PC and mobile contents	83,900	2,450,070
Daiseki Co., Ltd. Waste Disposal & Recycling	162,700	4,096,703
Glory Ltd. Vending machines, coin-operated lockers, money handling machines, and data processing terminals	134,500	4,767,950
Hikari Tsushin, Inc. Distribution network, telecommunication, office automation equipment, in-house products and individual insurance plans	66,500	8,342,607
Istyle, Inc.(a) Cosmetics Review Portal & Retailer	575,500	3,571,009
Milbon Co., Ltd. Hair Products for Salons	82,450	5,007,193
Miura Co., Ltd. Industrial boilers and related equipment	119,200	2,625,227
MonotaRO Co., Ltd Machine tools, engine parts, and factory consumable goods	160,200	4,284,881
Nakanishi, Inc. Dental Tools & Machinery	79,800	3,609,532
NGK Spark Plug Co., Ltd. Spark plugs for automobiles, motorcycles, agricultural machinery, ships, and aircrafts	188,400	4,012,270
Nihon M&A Center, Inc. Provides M&A advisory services to small and medium-sized enterprises	71,900	3,518,586
Nippon Shinyaku Co., Ltd. Pharmaceutical & Orphan Drug Provider	50,400	3,502,810
Nissan Chemical Industries Ltd. Variety of chemical products	101,500	3,571,973
NOF Corp. Diversified chemical producer	145,000	4,103,086
OSG Corp. Manufactures machine tool equipment	133,700	3,044,534
Otsuka Corp. Computer information system and software	64,500	4,136,743
Persol Holdings Co., Ltd. Human resource solutions	271,100	6,316,700
Seria Co., Ltd. Operates 100 yen chain stores	69,600	3,869,672
Seven Bank Ltd. Banking services through Automated Teller Machine (ATM)	1,398,900	5,055,212
Sohgo Security Services Co., Ltd. Around the clock security services	89,900	4,126,689

2	Wanger International | Quarterly Report 2017

Portfolio of Investments   (continued)
Wanger International, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ushio, Inc. Lamps and optical equipment	273,500	3,650,279
Yonex Co., Ltd.(a) Branded Sporting Goods Manufacturer	344,600	2,569,379
Total		112,742,325
Malta 1.5%
Kindred Group PLC Online gambling services	749,400	8,621,196
Mexico 1.2%
Grupo Aeroportuario del Centro Norte SAB de CV Operates international airports in the northern and central regions of Mexico	722,000	3,993,798
Grupo Aeroportuario del Sureste SAB de CV, ADR Operates airports in Mexico	14,305	2,729,680
Total		6,723,478
Netherlands 1.1%
Aalberts Industries NV Industrial services and flow control systems	131,110	6,338,596
New Zealand 0.8%
Restaurant Brands New Zealand Ltd. Fast food restaurant chains	908,526	4,478,305
Norway 1.4%
Atea ASA Nordic and Baltic supplier of IT infrastructure	580,622	7,654,631
Philippines 0.8%
Melco Resorts And Entertainment Philippines Corp.(b) Owns and operates casinos	5,856,000	875,238
Puregold Price Club, Inc. Wholesale and retail stores, including supermarkets	3,754,800	3,854,621
Total		4,729,859
Singapore 0.7%
Mapletree Commercial Trust Singapore-focused real estate investment trust	3,664,307	4,106,120
South Africa 1.7%
AECI Ltd. Commercial explosives, synthetic fibers, industry chemicals and fertilizers	355,607	2,663,359
Clicks Group Ltd. Owns and operates chains of retail stores	247,392	2,887,664
Famous Brands Ltd.(b) Food and beverage company	488,427	4,220,918
Total		9,771,941
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 4.2%
GS Retail Co., Ltd. Chain of retail stores	87,198	2,630,957
Koh Young Technology, Inc. 3D measurement and inspection equipment for testing various machineries	122,184	7,159,502
Korea Investment Holdings Co., Ltd. Financial holding company	70,128	3,762,048
Medy-Tox, Inc. Biopharmaceutical products using clostridium botulinum	11,401	4,940,724
Modetour Network, Inc. Travel services	238,877	5,067,124
Total		23,560,355
Spain 2.0%
Bolsas y Mercados Españoles SHMSF SA Barcelona, Bilbao, Madrid, and Valencia Stock Exchanges	42,496	1,466,601
Prosegur Cia de Seguridad SA, Registered Shares Security and transportation services	596,921	4,465,822
Viscofan SA Artificial casings made of cellulose, collagen, and plastic for use in the meat industry	86,283	5,285,515
Total		11,217,938
Sweden 4.7%
Byggmax Group AB Discount provider of building materials	676,222	5,687,143
NetEnt AB Computer gaming software	682,089	5,292,640
Recipharm AB, B Shares(a),(b) Contract development and manufacture of pharmaceuticals	387,754	4,594,072
Sweco AB, Class B Consulting company specializing in engineering, environmental technology, and architecture	247,851	6,070,826
Trelleborg AB, Class B Manufactures and distributes industrial products	189,043	4,734,837
Total		26,379,518
Switzerland 1.3%
Inficon Holding AG Vacuum instruments used to monitor and control production processes	11,479	7,462,209

Wanger International | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Wanger International, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 2.9%
Basso Industry Corp. Pneumatic nailers and staplers	1,512,000	4,225,262
Silergy Corp. High performance analog integrated circuits	296,000	6,796,745
Voltronic Power Technology Corp. Uninterruptible power supply products, inverters, multiple surface mounted devices and other power products	288,395	5,180,770
Total		16,202,777
Thailand 2.1%
Beauty Community PCL(b) Cosmetic and beauty products	10,278,800	4,936,467
Home Product Center PCL, Foreign Registered Shares Building materials and home improvement products	10,108,900	3,704,384
Tisco Financial Group PCL Bank holding company	1,285,400	2,970,880
Total		11,611,731
Turkey 0.5%
Logo Yazilim Sanayi Ve Ticaret AS(b) Enterprise resource planning software	197,529	3,010,378
United Kingdom 17.1%
Assura PLC Primary healthcare property group	5,183,233	4,354,847
Big Yellow Group PLC Self-storage company	987,987	10,021,938
Connect Group PLC Distribution of newspapers and magazines, and books	2,389,137	3,233,457
Domino’s Pizza Group PLC Pizza delivery stores	786,100	3,267,565
DS Smith PLC Provides corrugated packaging services	924,702	6,107,524
Halma PLC Products that detect hazards and protect assets and people in public and commercial buildings	687,274	10,314,603
Hastings Group Holdings PLC General insurance services to the automobile and home insurance products	2,562,826	10,446,792
JD Sports Fashion PLC Brand-name sports and leisure wear	542,055	2,720,193
LivaNova PLC(b) Medical technology focusing on neuromodulation, cardiac surgery and rhythm management	74,899	5,247,424
Common Stocks (continued)
Issuer	Shares	Value ($)
Polypipe Group PLC Plastic piping systems	1,677,775	9,478,485
PureCircle Ltd.(a),(b) Natural Sweeteners	686,911	4,537,869
Rightmove PLC Website that lists properties across Britain	135,277	7,332,416
Shaftesbury PLC Real estate company	344,216	4,686,292
Spirax-Sarco Engineering PLC Consultation, service and products for the control and efficient management of steam and industrial fluids	90,336	6,688,023
WH Smith PLC Retails books, magazines, newspapers, and periodicals	292,815	7,929,836
Total		96,367,264
United States 0.6%
Ultragenyx Pharmaceutical, Inc.(b) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	68,944	3,671,957
Total Common Stocks (Cost: $413,963,077)		556,768,837

Securities Lending Collateral 3.4%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 0.920%(c),(d)	19,043,423	19,043,423
Total Securities Lending Collateral (Cost: $19,043,423)		19,043,423

Money Market Funds 1.1%

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.920%(c)	6,232,973	6,232,973
Total Money Market Funds (Cost: $6,232,973)		6,232,973
Total Investments (Cost: $439,239,473)		582,045,233
Obligation to Return Collateral for Securities Loaned		(19,043,423)
Other Assets & Liabilities, Net		450,582
Net Assets		$563,452,392

4	Wanger International | Quarterly Report 2017

Portfolio of Investments   (continued)
Wanger International, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at September 30, 2017. The total market value of securities on loan at September 30, 2017 was $18,378,948.
(b)	Non-income producing security.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(d)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Wanger Advisors Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	5,522,319	—	5,522,319
Belgium	—	5,478,244	—	5,478,244
Brazil	3,967,570	—	—	3,967,570
Cambodia	—	5,248,259	—	5,248,259
Canada	23,405,826	—	—	23,405,826
Cayman Islands	8,220,264	2,697,233	—	10,917,497
China	5,759,950	4,299,310	—	10,059,260
Denmark	—	9,594,531	—	9,594,531
Finland	—	4,101,445	—	4,101,445
France	—	7,083,547	—	7,083,547
Wanger International | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Wanger International, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Germany	—	50,390,393	—	50,390,393
Hong Kong	—	6,125,686	—	6,125,686
India	—	21,211,631	—	21,211,631
Indonesia	—	8,555,420	—	8,555,420
Ireland	—	3,694,824	—	3,694,824
Italy	—	16,761,807	—	16,761,807
Japan	—	112,742,325	—	112,742,325
Malta	—	8,621,196	—	8,621,196
Mexico	6,723,478	—	—	6,723,478
Netherlands	—	6,338,596	—	6,338,596
New Zealand	—	4,478,305	—	4,478,305
Norway	—	7,654,631	—	7,654,631
Philippines	—	4,729,859	—	4,729,859
Singapore	—	4,106,120	—	4,106,120
South Africa	—	9,771,941	—	9,771,941
South Korea	—	23,560,355	—	23,560,355
Spain	—	11,217,938	—	11,217,938
Sweden	—	26,379,518	—	26,379,518
Switzerland	—	7,462,209	—	7,462,209
Taiwan	—	16,202,777	—	16,202,777
Thailand	—	11,611,731	—	11,611,731
Turkey	—	3,010,378	—	3,010,378
United Kingdom	5,247,424	91,119,840	—	96,367,264
United States	3,671,957	—	—	3,671,957
Total Common Stocks	56,996,469	499,772,368	—	556,768,837
Securities Lending Collateral	19,043,423	—	—	19,043,423
Money Market Funds	6,232,973	—	—	6,232,973
Total Investments	82,272,865	499,772,368	—	582,045,233
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
There were no transfers of financial assets between levels during the period.
6	Wanger International | Quarterly Report 2017

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Wanger Advisors Trust

By (Signature and Title) /s/ P. Zachary Egan
P. Zachary Egan, President and Principal Executive Officer

Date November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ P. Zachary Egan
P. Zachary Egan, President and Principal Executive Officer

Date November 21, 2017

By (Signature and Title) /s/ John M. Kunka
John M. Kunka, Treasurer and Principal Accounting and Financial Officer

Date November 21, 2017